Subsequent Events (Details Narrative) (10Q) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 26, 2017	Mar. 09, 2017	Aug. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Stock issued during period, shares, new issues						2,650,000	2,650,000
Warrants to purchase shares of common stock						7,950,000	293,332
Exercise price of warrants						$ 2.79	$ 2.79	$ 3.50	$ 3.70
Aggregate proceeds from sale of the shares and warrants							$ 777,000
Number of option issued to purchase common stock							2,263,821	277,500
Exercise price, option granted
Stock option vesting period						1 year
Value of common shares issued for services						$ 100,000	$ 659,101	$ 276,000
Securities Purchase Agreement [Member]
Stock issued during period, shares, new issues		1,500,000
Stock issued price per share		$ 1.00
Subsequent Event [Member]
Number of option issued to purchase common stock				30,000
Fair value of stock option grants				$ 50,127
Exercise price, option granted				$ 1.79
Stock option, volatility rate				126.91%
Stock option, discount rate				2.20%
Stock option, expected dividend yield				0.00%
Stock option, expected term				5 years
Stock option vesting period				24 months
Subsequent Event [Member] | Consultant [Member]
Number of common shares issued for services			52,500		50,000
Value of common shares issued for services			$ 87,675		$ 100,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Stock issued during period, shares, new issues	666,667
Warrants to purchase shares of common stock	333,334
Stock issued price per share	$ 1.50
Exercise price of warrants	$ 2.00
Aggregate proceeds from sale of the shares and warrants	$ 995,000